Trade and other receivables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total [Member]
Statement [Line Items]
Total	$ 257,197	$ 275,625
Percentage of representation	100.00%	100.00%
Non-past Due [Member]
Statement [Line Items]
Total	$ 215,982	$ 248,804
Allowance [Member]
Statement [Line Items]
Total	4,279	5,619
Up To 3 Months [Member]
Statement [Line Items]
Total	31,679	15,463
From 3 To 6 Months [Member]
Statement [Line Items]
Total	1,421	635
Over 6 Months [Member]
Statement [Line Items]
Total	3,836	5,104
Lease And Services [Member]
Statement [Line Items]
Total	$ 92,824	$ 92,652
Percentage of representation	36.10%	33.60%
Lease And Services [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 3,565	$ 4,865
Lease And Services [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	31,679	15,463
Lease And Services [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	1,421	635
Lease And Services [Member] | Over 6 Months [Member]
Statement [Line Items]
Total	3,836	4,461
Sale of Properties and Developments [Member]
Statement [Line Items]
Total	$ 135,533	$ 147,464
Percentage of representation	52.70%	53.50%
Sale of Properties and Developments [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 135,533	$ 146,821
Sale of Properties and Developments [Member] | Allowance [Member]
Statement [Line Items]
Total	0	0
Sale of Properties and Developments [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	0	0
Sale of Properties and Developments [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	0	0
Sale of Properties and Developments [Member] | Over Six Months [Member]
Statement [Line Items]
Total	0	643
Agricultural Products [Member]
Statement [Line Items]
Total	$ 28,840	$ 35,509
Percentage of representation	11.20%	12.90%
Agricultural Products [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 28,126	$ 34,755
Agricultural Products [Member] | Allowance [Member]
Statement [Line Items]
Total	714	754
Agricultural Products [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	0	0
Agricultural Products [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	0	0
Agricultural Products [Member] | Over 6 Months [Member]
Statement [Line Items]
Total	0	0
Leases And Services [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 52,323	$ 67,228